DEFERRED REVENUES	12 Months Ended
Dec. 31, 2021
DEFERRED REVENUES
DEFERRED REVENUES	NOTE 10 — DEFERRED REVENUES: Deferred revenues fully reflect the remaining amount to be recognized for each cut-off period in respect of certain contracts with customers.